Net income/(loss) per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-vested ordinary shares, RSUs and options
Anti-dilutive securities
Anti-dilutive securities	127,098,868	138,762,892	149,343,638